SUPPLEMENT TO THE
SPARTAN(registered trademark) LONG-TERM
GOVERNMENT BOND FUND
PROSPECTUS
DATED MARCH 22, 1995
The following information
replaces the similar
information found in the
Charter section beginning on
page 8.
Robert Ives is manager of
Spartan Long-Term
Government, which he has
managed since October
1995. Mr. Ives also manages
Government Securities,
Spartan Government
Income, Advisor Government
Investment, and Advisor
Annuity Government
Investment. Previously, he
managed Ginnie Mae,
Spartan Ginnie Mae, and
Mortgage Securities. Mr. Ives
joined Fidelity in 1991, after
receiving an M.B.A. from the
University of Chicago.
Previously, Mr. Ives was a
consultant to the U.S. Air
Force for MITRE Corp.
       PROPOSED REORGANIZATION.
The Board of Trustees of
Spartan Long-Term
Government Bond Fund has
unanimously approved an
Agreement and Plan of
Reorganization
("Agreement") between
Spartan Long-Term
Government Bond Fund
(Long-Term Government)
and Spartan Government
Income Fund (Government
Income), a fund of Fidelity
Fixed-Income Trust.
The Agreement provides for
transfer of substantially all of
the assets and the
assumption of all of the
liabilities of Long-Term
Government solely in
exchange for the number of
shares of Government
Income equal in value to the
relative net asset value of the
outstanding shares of
Long-Term Government.
Following such exchange,
Long-Term Government will
distribute the Government
Income shares to its
shareholders pro rata, in
liquidation of Long-Term
Government as provided in
the Agreement (the
transactions contemplated by
the Agreement referred to as
the "Reorganization").
The Reorganization can be
consummated only if, among
other things, it is approved by
a majority vote of
shareholders. A Special
Meeting (the "Meeting") of
the Shareholders of
Long-Term Government will
be held on May 7, 1996, and
approval of the Agreement
will be voted on at     that time.
In connection with the
Meeting, Long-Term
Government will be filing with
the Securities and Exchange
Commission and delivering to
its shareholders of record a
Proxy Statement describing
the Reorganization and a
Prospectus for Government
Income.


SUPPLEMENT TO THE
SPARTAN(registered trademark) LONG-TERM
GOVERNMENT BOND FUND
PROSPECTUS
DATED MARCH 22, 1995
The following information
replaces the similar
information found in the
Charter section beginning on
page 8.
Robert Ives is manager of
Spartan Long-Term
Government, which he has
managed since October
1995. Mr. Ives also manages
Government Securities,
Spartan Government
Income, Advisor Government
Investment, and Advisor
Annuity Government
Investment. Previously, he
managed Ginnie Mae,
Spartan Ginnie Mae, and
Mortgage Securities. Mr. Ives
joined Fidelity in 1991, after
receiving an M.B.A. from the
University of Chicago.
Previously, Mr. Ives was a
consultant to the U.S. Air
Force for MITRE Corp.
       PROPOSED REORGANIZATION.
The Board of Trustees of
Spartan Long-Term
Government Bond Fund has
unanimously approved an
Agreement and Plan of
Reorganization
("Agreement") between
Spartan Long-Term
Government Bond Fund
(Long-Term Government)
and Spartan Government
Income Fund (Government
Income), a fund of Fidelity
Fixed-Income Trust.
The Agreement provides for
transfer of substantially all of
the assets and the
assumption of all of the
liabilities of Long-Term
Government solely in
exchange for the number of
shares of Government
Income equal in value to the
relative net asset value of the
outstanding shares of
Long-Term Government.
Following such exchange,
Long-Term Government will
distribute the Government
Income shares to its
shareholders pro rata, in
liquidation of Long-Term
Government as provided in
the Agreement (the
transactions contemplated by
the Agreement referred to as
the "Reorganization").
The Reorganization can be
consummated only if, among
other things, it is approved by
a majority vote of
shareholders. A Special
Meeting (the "Meeting") of
the Shareholders of
Long-Term Government will
be held on May 7, 1996, and
approval of the Agreement
will be voted on at     that time.
In connection with the
Meeting, Long-Term
Government will be filing with
the Securities and Exchange
Commission and delivering to
its shareholders of record a
Proxy Statement describing
the Reorganization and a
Prospectus for Government
Income.


LTG-95-3 (PAGE 1 OF 2) November 17, 1995
LTG-95-3 (PAGE 1 OF 2) November 17, 1995

   If the Agreement is approved
at the Meeting and certain
conditions required by the
Agreement are satisfied, the
Reorganization is expected
to become effective on or
about May 31, 1996. If
shareholder approval of the
Agreement is delayed due to
failure to meet a quorum or
otherwise, the
Reorganization will become
effective, if approved, as
soon as practicable
thereafter.
In the event Long-Term
Government shareholders fail
to approve the Agreement,
Long-Term Government will
continue to engage in
business as a registered
investment company and the
Board of Trustees will
consider other proposals for
the reorganization or
liquidation of Long-Term
Government.
Effective on or about January
16, 1996, except for
investors participating in an
employer-sponsored
retirement plan record-kept
by an affiliate of FMR which
offered the fund prior to that
date, Long-Term Government
will no longer be available for
new accounts pending the
Reorganization.

If the Agreement is approved
at the Meeting and certain
conditions required by the
Agreement are satisfied, the
Reorganization is expected to
become effective on or about
May 31, 1996. If shareholder
approval of the Agreement is
delayed due to failure to
meet a quorum or otherwise,
the Reorganization will
become effective, if
approved, as soon as
practicable thereafter.
In the event Long-Term
Government shareholders fail
to approve the Agreement,
Long-Term Government will
continue to engage in
business as a registered
investment company and the
Board of Trustees will
consider other proposals for
the reorganization or
liquidation of Long-Term
Government.
Effective on or about January
16, 1996, except for investors
participating in an
employer-sponsored
retirement plan record-kept
by an affiliate of FMR which
offered the fund prior to that
date, Long-Term Government
will no longer be available for
new accounts pending the
Reorganization.

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